                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945

                               Virtus Equity Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
U.S. GOVERNMENT SECURITIES--10.5%
U.S. Treasury Bond 3.500%, 2/15/39                   $     16,075   $     13,852
U.S. Treasury Note
   1.000%, 12/31/11(5)                                     15,285         15,385
   2.625%, 6/30/14                                          7,330          7,671
   3.250%, 12/31/16                                        10,685         11,192
   2.625%, 8/15/20(5)                                      20,310         19,255
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $67,725)                                                 67,355
                                                                    ------------
MUNICIPAL BONDS--0.2%
CALIFORNIA--0.2%
Metropolitan Water District of
   Southern California Build America
   Bonds, Taxable Series A, 6.947%,
   7/1/40                                                     215            223
State of California, Build America
   Bonds 7.600%, 11/1/40                                      855            890
                                                                    ------------
                                                                           1,113
                                                                    ------------
NEW JERSEY--0.0%
New Jersey Turnpike Authority
   Taxable Series B Prerefunded
   1/1/15 @ 100 (AMBAC Insured)
   4.252%, 1/1/16                                               5              6
State Turnpike Authority, Build
   America Bonds, Taxable Series A,
   7.102%, 1/1/41                                             230            249
                                                                    ------------
                                                                             255
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,313)                                                   1,368
                                                                    ------------
MORTGAGE-BACKED SECURITIES--10.6%
AGENCY--8.0%
FHLMC
   5.000%, 1/1/35                                           3,582          3,782
   5.000%, 7/1/35                                             146            154
   5.000%, 12/1/35                                          1,260          1,341
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                   263            271
   CH-2904 4.500%, 4/15/19                                    879            919
FNMA
   6.000%, 5/1/17                                             109            119
   4.500%, 12/1/18                                          1,127          1,194
   4.500%, 4/1/19                                             224            237
   4.000%, 7/1/19                                              45             47

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
AGENCY--(CONTINUED)
   4.000%, 6/1/20                                    $        662   $        687
   4.500%, 11/1/20                                          1,634          1,729
   6.000%, 12/1/32                                            249            274
   6.000%, 11/1/34                                         10,594         11,620
   6.000%, 5/1/35                                             369            402
   5.500%, 3/1/36                                           3,118          3,353
   5.500%, 9/1/36                                             199            215
   6.000%, 10/1/37                                            885            963
   5.000%, 2/1/38                                             710            758
   5.000%, 3/1/38                                             882            941
   5.000%, 3/1/38                                             710            757
   6.500%, 3/1/38                                           6,641          7,467
   5.000%, 4/1/38                                           1,467          1,565
   5.500%, 4/1/38                                             473            513
   5.500%, 8/1/38                                              61             65
   6.500%, 10/1/38                                            182            203
   6.000%, 11/1/38                                          1,085          1,181
   5.500%, 9/1/39                                           6,893          7,422
   4.500%, 9/1/40                                           2,486          2,573
FNMA REMICs 03-42, HC 4.500%,
   12/25/17                                                   348            363
                                                                    ------------
                                                                          51,115
                                                                    ------------
NON-AGENCY--2.6%
Banc of America Commercial
   Mortgage, Inc. 06-2, A3 5.712%,
   5/10/45 (3)                                              2,660          2,824
Bear Stearns Commercial Mortgage
   Securities 05-PWR9, A4B 4.943%,
   9/11/42                                                  1,460          1,480
Commercial Mortgage Pass-Through
   Certificates 07-C9, A4 5.815%,
   12/10/49 (3)                                               985          1,060
Credit Suisse Mortgage Capital
   Certificates
   06-C1, A4 5.539%, 2/15/39(3)                             1,950          2,098
   06-C1, A3 5.539%, 2/15/39(3)                               575            607
   06-C5, A3 5.311%, 12/15/39                                 755            786
Morgan Stanley Capital I
   06-T23, A4 5.808%, 8/12/41(3)                            1,255          1,378
   07-T27, A4 5.648%, 6/11/42(3)                            1,460          1,585
   05-IQ10, A4B 5.284%, 9/15/42                             1,265          1,334
   06-IQ11, A4 5.730%, 10/15/42(3)                            265            291
Wachovia Bank Commercial Mortgage
   Trust
   06-C26, A3 6.011%, 6/15/45                               2,300          2,496

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
NON-AGENCY--(CONTINUED)
   07-C32, A3 5.744%, 6/15/49(3)                     $        535   $        554
                                                                    ------------
                                                                          16,493
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $65,185)                                                 67,608
                                                                    ------------
ASSET-BACKED SECURITIES--0.0%
Associates Manufactured Housing
   Pass-Through-Certificate 97-2, A6
   7.075%, 3/15/28                                            174            175
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $174)                                                       175
                                                                    ------------
CORPORATE BONDS--15.5%
CONSUMER DISCRETIONARY--2.9%
Affinion Group, Inc. 144A 7.875%,
   12/15/18 (4)                                             1,230          1,205
AMC Entertainment Holdings, Inc.
   144A 9.750%, 12/1/20 (4)                                   435            455
Avis Budget Car Rental LLC / Avis
   Budget Finance, Inc. 7.625%,
   5/15/14                                                    435            448
Bon-Ton Stores, Inc. (The) 10.250%,
   3/15/14                                                    395            405
Brown Shoe Co., Inc. 8.750%, 5/1/12                           725            741
Cablevision Systems Corp. 8.000%,
   4/15/20                                                    105            113
Cequel Communications Holdings I
   LLC / Cequel Capital Corp. 144A
   8.625%, 11/15/17 (4)                                       410            431
Clear Channel Communications, Inc.
   6.250%, 3/15/11                                          1,220          1,223
DineEquity, Inc. 144A 9.500%,
   10/30/18 (4)                                               175            186
Discovery Communications LLC
   3.700%, 6/1/15                                             470            487
Fortune Brands, Inc. 3.000%, 6/1/12                         1,050          1,066
NBC Universal, Inc.
   144A 2.100%, 4/1/14(4)                                     730            728
   144A 4.375%, 4/1/21(4)                                     730            709
Nebraska Book Co., Inc.
   10.000%, 12/1/11(5)                                      1,160          1,160
   8.625%, 3/15/12(5)                                         180            158
Payless Shoesource, Inc. 8.250%,
   8/1/13                                                   1,575          1,610
Peninsula Gaming LLC 10.750%,
   8/15/17                                                    485            525
Royal Caribbean Cruises Ltd.
   8.750%, 2/2/11                                           1,260          1,274
   7.250%, 6/15/16(5)                                         765            828
Scientific Games International,
   Inc. 9.250%, 6/15/19                                       800            830
Time Warner Cable, Inc. 5.000%,
   2/1/20                                                   1,080          1,112

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY--(CONTINUED)
UCI Holdco, Inc. PIK 9.250%,
   12/15/13                                          $        757   $        759
Unitymedia Hessen GmbH & Co. KG /
   Unitymedia NRW GmbH 144A 8.125%,
   12/1/17 (4)                                                595            625
Univision Communications, Inc. 144A
   7.875%, 11/1/20 (4)                                        205            216
WMG Holdings Corp. 9.500%,
   12/15/14(3)(5)                                           1,055          1,015
                                                                    ------------
                                                                          18,309
                                                                    ------------
CONSUMER STAPLES--0.9%
Altria Group, Inc. 9.250%, 8/6/19                           1,560          2,036
Beverages & More, Inc. 144A 9.625%,
   10/1/14 (4)(5)                                             920            947
C&S Group Enterprises LLC 144A
   8.375%, 5/1/17 (4)(5)                                      355            341
Delhaize Group SA 6.500%, 6/15/17                           1,250          1,417
Kraft Foods, Inc. 6.125%, 2/1/18                              630            720
Rite Aid Corp. 6.875%, 8/15/13                                145            133
                                                                    ------------
                                                                           5,594
                                                                    ------------
ENERGY--1.0%
Aquilex Holdings LLC / Aquilex
   Finance Corp. 11.125%, 12/15/16                            815            829
El Paso Pipeline Partners Operating
   Co. LLC 4.100%, 11/15/15                                   945            940
Kinder Morgan Finance Co. LLC
   5.700%, 1/5/16                                           1,150          1,170
   144A 6.000%, 1/15/18(4)                                    575            568
Linn Energy LLC / Linn Energy
   Finance Corp. 144A 7.750%, 2/1/21 (4)                      230            237
Petroleos Mexicanos 4.875%, 3/15/15                           655            690
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (4)                                        868            878
Plains All American Pipeline LP /
   Plains All American Finance Corp.
   4.250%, 9/1/12                                             235            245
Rowan Cos., Inc. 7.875%, 8/1/19                               430            499
                                                                    ------------
                                                                           6,056
                                                                    ------------
FINANCIALS--6.9%
AFLAC, Inc. 6.450%, 8/15/40                                   350            358
Ally Financial, Inc. 0.000%, 6/15/15                          940            696
American Express Co. 7.250%, 5/20/14                        1,150          1,310
Bank of America Corp.
   5.750%, 8/15/16                                          1,290          1,318
   5.625%, 7/1/20                                           1,070          1,091
Barclays Bank plc

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
   Series 1, 5.000%, 9/22/16                         $      1,065   $      1,127
   5.140%, 10/14/20                                         1,190          1,071
Bear Stearns Cos., Inc. LLC (The)
   7.250%, 2/1/18                                             900          1,067
Capital One
   Financial Corp. 7.375%, 5/23/14                          1,225          1,394
   Capital VI 8.875%, 5/15/40(7)                              380            396
Citigroup, Inc.
   5.000%, 9/15/14                                            910            941
   4.875%, 5/7/15                                           1,235          1,261
CNA Financial Corp. 5.875%, 8/15/20                           550            548
Credit Suisse New York 5.000%,
   5/15/13                                                    900            969
CVS Pass-Through Trust 144A 7.507%,
   1/10/32 (4)                                                369            419
Developers Diversified Realty Corp.
   7.875%, 9/1/20                                             490            550
Duke Realty LP 5.950%, 2/15/17                              1,295          1,349
E*Trade Financial Corp.
   7.375%, 9/15/13                                            360            360
   7.875%, 12/1/15                                            270            269
Ford Motor Credit Co. LLC 5.625%,
   9/15/15                                                    610            632
General Electric Capital Corp.
   2.800%, 1/8/13                                           1,570          1,605
   4.375%, 9/16/20                                          1,115          1,097
Goldman Sachs Group, Inc. (The)
   3.700%, 8/1/15                                             350            357
   6.000%, 6/15/20                                            860            929
HSBC Bank USA 4.875%, 8/24/20                                 770            765
Icahn Enterprises LP / Icahn
   Enterprises Finance Corp. 8.000%,
   1/15/18                                                  1,015          1,020
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                    105            113
   144A 8.750%, 3/15/17(4)                                    515            554
JPMorgan Chase & Co. 5.125%, 9/15/14                          970          1,032
Landry's Holdings, Inc. 144A
   11.500%, 6/1/14 (4)                                        670            660
Macquarie Group Ltd. 144A 7.300%,
   8/1/14 (4)                                                 830            906
MetLife, Inc. 2.375%, 2/6/14                                  545            548
Metropolitan Life Global Funding I
   144A 2.875%, 9/17/12 (4)                                 1,445          1,481
Morgan Stanley
   6.000%, 4/28/15                                          1,150          1,245
   6.625%, 4/1/18                                           1,175          1,275
PNC Funding Corp. 5.125%, 2/8/20                              640            667
Protective Life Secured Trust
   4.000%, 4/1/11                                           1,520          1,533
Prudential Financial, Inc. 3.625%,
   9/17/12                                                  1,705          1,770

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
Rabobank Nederland NV
   2.125%, 10/13/15                                  $      1,325   $      1,281
   144A 11.000%, 6/29/49(3)(4)                              1,040          1,344
Regions Financial Corp. 0.473%,
   6/26/12(3)                                               2,215          2,096
Royal Bank of Scotland plc (The)
   3.950%, 9/21/15                                            625            614
   5.625%, 8/24/20                                          1,140          1,133
SunTrust Banks, Inc. 5.250%, 11/5/12                        1,290          1,359
Teachers Insurance & Annuity
   Association of America 144A
   6.850%, 12/16/39 (4)                                       580            679
Ventas Realty LP/Ventas Capital
   Corp. 3.125%, 11/30/15                                      95             92
Wachovia Bank NA 5.000%, 8/15/15                              600            640
                                                                    ------------
                                                                          43,921
                                                                    ------------
HEALTH CARE--0.2%
Boston Scientific Corp. 6.000%,
   1/15/20                                                    550            574
US Oncology, Inc. 9.125%, 8/15/17                             790            978
                                                                    ------------
                                                                           1,552
                                                                    ------------
INDUSTRIALS--0.4%
AWAS Aviation Capital Ltd. 144A
   7.000%, 10/15/16 (4)                                       100             99
Cenveo Corp. 7.875%, 12/1/13(5)                               830            797
Corrections Corp. of America
   7.750%, 6/1/17                                             495            528
DynCorp International, Inc. 144A
   10.375%, 7/1/17 (4)                                        225            232
Hutchison Whampoa International
   Ltd. 144A 5.750%, 9/11/19 (4)                              525            562
Travelport LLC 9.875%, 9/1/14                                 625            612
                                                                    ------------
                                                                           2,830
                                                                    ------------
INFORMATION TECHNOLOGY--0.7%
Corning, Inc. 4.250%, 8/15/20                                 445            439
Fiserv, Inc. 6.125%, 11/20/12                                 670            725
Freescale Semiconductor, Inc.
   8.875%, 12/15/14(5)                                      1,025          1,076
Intuit, Inc. 5.750%, 3/15/17                                  221            241
Lender Processing Services, Inc.
   8.125%, 7/1/16                                             425            438
Sanmina-SCI Corp. 144A 3.052%,
   6/15/14 (3)(4)                                           1,020            969
Xerox Corp. 4.250%, 2/15/15                                   795            832
                                                                    ------------
                                                                           4,720
                                                                    ------------
MATERIALS--0.9%
AEP Industries, Inc. 7.875%, 3/15/13                          930            931

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
MATERIALS--(CONTINUED)
Ball Corp. 6.750%, 9/15/20                           $        300   $        316
Boise Paper Holdings LLC / Boise
   Finance Co. 8.000%, 4/1/20                                 490            527
Corp Nacional del Cobre de Chile
   144A 3.750%, 11/4/20 (4)                                   165            156
Dow Chemical Co. (The)
   6.000%, 10/1/12                                          1,240          1,336
   5.900%, 2/15/15                                          1,080          1,196
   4.250%, 11/15/20                                           455            436
Holcim U.S. Finance S.A.R.L. & Cie
   S.C.S 144A 6.000%, 12/30/19 (4)                            515            535
Huntsman International LLC 8.625%,
   3/15/20                                                    130            142
Solutia, Inc. 7.875%, 3/15/20                                 285            306
                                                                    ------------
                                                                           5,881
                                                                    ------------
TELECOMMUNICATION SERVICES--1.3%
Cincinnati Bell, Inc. 8.375%,
   10/15/20                                                   715            688
Clearwire Communications LLC /
   Clearwire Finance, Inc. 144A
   12.000%, 12/1/17 (4)                                       110            114
GCI, Inc. 8.625%, 11/15/19                                    495            538
Global Crossing Ltd. 12.000%,
   9/15/15                                                    570            645
Nextel Communications, Inc. Series
   C 5.950%, 3/15/14                                          835            825
NII Capital Corp. 8.875%, 12/15/19                            920            996
Qwest Corp. 7.875%, 9/1/11                                  1,885          1,942
Telcordia Technologies, Inc. 144A
   11.000%, 5/1/18 (4)                                      1,045          1,055
Virgin Media Finance plc 8.375%,
   10/15/19                                                   625            686
Windstream Corp.
   8.125%, 9/1/18                                             220            232
   7.000%, 3/15/19                                            415            411
                                                                    ------------
                                                                           8,132
                                                                    ------------
UTILITIES--0.3%
Calpine Corp.
   144A 7.875%, 7/31/20(4)                                    175            178
   144A 7.500%, 2/15/21(4)                                    460            455
CMS Energy Corp. 6.250%, 2/1/20                               885            908
FirstEnergy Solutions Corp. 6.050%,
   8/15/21                                                    480            493
                                                                    ------------
                                                                           2,034
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $95,223)                                                 99,029
                                                                    ------------

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
LOAN AGREEMENTS(3)--1.3%
CONSUMER DISCRETIONARY--0.2%
KAR Holdings, Inc. Tranche 3.020%,
   10/21/13                                          $      1,173   $      1,170
Transtar Industries, Inc. Tranche,
   10.750%, 12/21/17                                          400            396
                                                                    ------------
                                                                           1,566
                                                                    ------------
CONSUMER STAPLES--0.2%
Roundy's Supermarkets, Inc. Tranche
   10.000%, 4/16/16                                         1,250          1,271
                                                                    ------------
FINANCIALS--0.1%
AGFS Funding Co. Tranche, 7.250%, 4/21/15                     750            762
                                                                    ------------
INDUSTRIALS--0.5%
RGIS Services LLC
  Tranche B, 2.803%, 4/30/14                                1,190          1,131
  Tranche  DD, 2.803%, 4/30/14                                 60             56
TransDigm Group Tranche 5.000%, 12/6/16                       800            809
Vertrue, Inc./ Velo Acquisition,
  Inc. Tranche, 3.310%, 8/16/14                             1,250          1,072
                                                                    ------------
                                                                           3,068
                                                                    ------------
INFORMATION TECHNOLOGY--0.2%
Reynolds Group Holdings, Inc.
  Tranche D, 6.500%, 5/5/16                                 1,050          1,064
                                                                    ------------
TELECOMMUNICATION SERVICES--0.1%
Level 3 Communications, Inc.
  Tranche A, 2.539%, 3/13/14                                  725            688
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $8,341)                                                   8,419
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
PREFERRED STOCK--0.4%
FINANCIALS--0.4%
Citigroup Capital XIII 7.875%, 10/30/40(3)                 19,600            528
ING Capital Funding Trust III, 8.439%(3)                   12,600          1,162
JPMorgan Chase & Co. Series 1, 7.90%(3)                   536,000            570
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $2,160)                                                   2,260
                                                                    ------------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--60.6%
CONSUMER DISCRETIONARY--7.2%
AutoZone, Inc.(2)                                          30,300   $      8,259
Best Buy Co., Inc.                                        219,000          7,510
Comcast Corp. Class A                                     364,000          7,997
Darden Restaurants, Inc.                                  161,000          7,477
Lululemon Athletica, Inc.(2)(5)                           106,000          7,253
McDonald's Corp.                                           95,000          7,292
                                                                    ------------
                                                                          45,788
                                                                    ------------
CONSUMER STAPLES--2.2%
Altria Group, Inc.                                        296,000          7,287
PepsiCo, Inc.                                             109,000          7,121
                                                                    ------------
                                                                          14,408
                                                                    ------------
ENERGY--11.8%
Chesapeake Energy Corp.                                   329,000          8,524
Chevron Corp.                                              93,000          8,486
ConocoPhillips                                            122,000          8,308
El Paso Corp.                                             552,000          7,595
Halliburton Co.                                           220,000          8,983
Massey Energy Co.                                         164,000          8,799
Occidental Petroleum Corp.                                 80,000          7,848
Petroleo Brasileiro SA ADR                                231,000          8,741
Williams Cos., Inc. (The)                                 330,000          8,158
                                                                    ------------
                                                                          75,442
                                                                    ------------
FINANCIALS--4.9%
Bank of America Corp.                                     604,000          8,057
Citigroup, Inc.(2)                                      1,711,000          8,093
Goldman Sachs Group, Inc. (The)                            45,000          7,567
Hudson City Bancorp, Inc.                                 579,000          7,377
                                                                    ------------
                                                                          31,094
                                                                    ------------
HEALTH CARE--3.5%
Biogen Idec, Inc.(2)                                      120,000          8,046
Gilead Sciences, Inc.(2)                                  196,000          7,103
UnitedHealth Group, Inc.                                  206,000          7,439
                                                                    ------------
                                                                          22,588
                                                                    ------------
INDUSTRIALS--8.1%
Alaska Air Group, Inc.(2)                                 139,000          7,880
Caterpillar, Inc.                                          86,000          8,055
DryShips, Inc.(2)(5)                                    1,216,000          6,688
Foster Wheeler AG(2)                                      220,000          7,594
L-3 Communications Holdings, Inc.                         103,000          7,260

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS--(CONTINUED)
Union Pacific Corp.                                        83,000        $ 7,691
United Continental Holdings,
   Inc.(2)(5)                                             267,000          6,360
                                                                    ------------
                                                                          51,528
                                                                    ------------
INFORMATION TECHNOLOGY--13.9%
Amkor Technology, Inc.(2)(5)                            1,056,000          7,804
Cisco Systems, Inc.(2)                                    310,000          6,271
Corning, Inc.                                             399,000          7,709
Hewlett-Packard Co.                                       178,000          7,494
Intel Corp.                                               345,000          7,255
International Business Machines Corp.                      52,000          7,632
Microsoft Corp.                                           291,000          8,125
Nokia Oyj Sponsored ADR(5)                                695,000          7,172
QUALCOMM, Inc.                                            161,000          7,968
Research In Motion Ltd.(2)                                118,000          6,859
SanDisk Corp.(2)                                          154,000          7,678
Visa, Inc. Class A(5)                                     100,000          7,038
                                                                    ------------
                                                                          89,005
                                                                    ------------
MATERIALS--7.8%
Alcoa, Inc.                                               540,000          8,311
Du Pont (E.I.) de Nemours & Co.                           158,000          7,881
Freeport-McMoRan Copper & Gold, Inc.                       71,000          8,526
Monsanto Co.                                              121,000          8,426
Nucor Corp.                                               185,000          8,107
Potash Corp. of Saskatchewan, Inc.                         56,000          8,671
                                                                    ------------
                                                                          49,922
                                                                    ------------
TELECOMMUNICATION SERVICES--1.2%
Verizon Communications, Inc.                              223,000          7,979
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $288,620)                                               387,754
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $528,741)                                               633,968
                                                                    ------------
SHORT-TERM INVESTMENTS--0.9%
MONEY MARKET MUTUAL FUNDS--0.9%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                   5,619,149          5,619
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,619)                                                   5,619
                                                                    ------------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL--5.2%
BlackRock Institutional Money
   Market Trust (seven-day effective
   yield 0.264%) 0.264%, 1/3/11(6)                      2,916,881        $ 2,917
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield
   0.176%) 0.176%, 1/3/11(6)                           30,626,478         30,626
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $33,543)                                                 33,543
                                                                    ------------
TOTAL INVESTMENTS--105.2%
(IDENTIFIED COST $567,903)                                               673,130(1)
Other Assets and Liabilities--(5.2)%                                     (33,398)
                                                                    ------------
NET ASSETS--100.0%                                                  $    639,732
                                                                    ============

ABBREVIATIONS:

ADR   American Depositary Receipt
AMBAC American Municipal Bond Assurance Corp.
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
PIK   Payment-in-Kind Security

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2010.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to a value of $18,037 or 2.8% of net assets.

(5)  All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

(7)  Interest payments may be deferred.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 12/31/10 +

United States                                   92%
Canada                                           2
Bermuda                                          1
Brazil                                           1
Finland                                          1
Greece                                           1
United Kingdom                                   1
Other                                            1
                                               ---
Total                                          100%
                                               ---

+    % of total investments as of December 31, 2010

Virtus Balanced Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Debt Securities:
   Asset-Backed Securities            $    175         $     --       $    175
   Corporate Bonds                      99,029               --         99,029
   Loan Agreements                       8,419               --          8,419
   Mortgage-Backed Securities           67,608               --         67,608
   Municipal Bonds                       1,368               --          1,368
   U.S. Government Securities           67,355               --         67,355
Equity Securities:
   Common Stocks                       387,754          387,754             --
   Preferred Stock                       2,260               --          2,260
   Securities Lending Collateral        33,543           30,626          2,917
   Short-Term Investments                5,619            5,619             --
                                      --------         --------       --------
Total Investments                     $673,130         $423,999       $249,131
                                      --------         --------       --------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--99.4%
CONSUMER DISCRETIONARY(3)--11.9%
AutoZone, Inc.(2)                                        9,900   $         2,699
Best Buy Co., Inc.                                      69,000             2,366
Comcast Corp. Class A                                  123,000             2,702
Darden Restaurants, Inc.                                49,000             2,275
Lululemon Athletica, Inc.(2)                            33,000             2,258
McDonald's Corp.(3)                                     30,000             2,303
                                                                 ---------------
                                                                          14,603
                                                                 ---------------
CONSUMER STAPLES--3.8%
Altria Group, Inc.                                      96,000             2,363
PepsiCo, Inc.                                           35,000             2,287
                                                                 ---------------
                                                                           4,650
                                                                 ---------------
ENERGY--18.9%
Chesapeake Energy Corp.                                 94,000             2,435
Chevron Corp.                                           28,000             2,555
ConocoPhillips                                          41,000             2,792
El Paso Corp.                                          176,000             2,422
Halliburton Co.                                         67,000             2,736
Massey Energy Co.                                       47,000             2,522
Occidental Petroleum Corp.                              25,000             2,452
Petroleo Brasileiro SA ADR                              73,000             2,762
Williams Cos., Inc. (The)                              104,000             2,571
                                                                 ---------------
                                                                          23,247
                                                                 ---------------
FINANCIALS--7.9%
Bank of America Corp.                                  191,000             2,548
Citigroup, Inc.(2)                                     549,000             2,597
Goldman Sachs Group, Inc. (The)                         14,000             2,354
Hudson City Bancorp, Inc.                              176,000             2,242
                                                                 ---------------
                                                                           9,741
                                                                 ---------------
HEALTH CARE--5.7%
Biogen Idec, Inc.(2)                                    35,000             2,347
Gilead Sciences, Inc.(2)                                62,000             2,247
UnitedHealth Group, Inc.                                66,000             2,383
                                                                 ---------------
                                                                           6,977
                                                                 ---------------
INDUSTRIALS--13.2%
Alaska Air Group, Inc.(2)                               45,000             2,551
Caterpillar, Inc.                                       27,000             2,529
DryShips, Inc.(2)                                      382,000             2,101
Foster Wheeler AG(2)                                    69,000             2,382
L-3 Communications Holdings, Inc.(3)                    31,000             2,185

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
Union Pacific Corp.                                     27,000   $         2,502
United Continental Holdings, Inc.(2)(3)                 81,000             1,929
                                                                 ---------------
                                                                          16,179
                                                                 ---------------
INFORMATION TECHNOLOGY--23.2%
Amkor Technology, Inc.(2)(3)                           320,000             2,365
Cisco Systems, Inc.(2)                                 123,000             2,488
Corning, Inc.                                          122,000             2,357
Hewlett-Packard Co.                                     53,000             2,231
Intel Corp.                                            109,000             2,292
International Business Machines Corp.                   17,000             2,495
Microsoft Corp.                                         95,000             2,653
Nokia Oyj Sponsored ADR(3)                             247,000             2,549
QUALCOMM, Inc.                                          49,000             2,425
Research In Motion Ltd.(2)                              37,000             2,151
SanDisk Corp.(2)                                        49,000             2,443
Visa, Inc. Class A                                      30,000             2,112
                                                                 ---------------
                                                                          28,561
                                                                 ---------------
MATERIALS--12.8%
Alcoa, Inc.                                            178,000             2,740
Du Pont (E.I.) de Nemours & Co.(3)                      49,000             2,444
Freeport-McMoRan Copper & Gold, Inc.                    23,000             2,762
Monsanto Co.                                            38,000             2,646
Nucor Corp.(3)                                          56,000             2,454
Potash Corp. of Saskatchewan, Inc.                      17,000             2,632
                                                                 ---------------
                                                                          15,678
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.0%
Verizon Communications, Inc.                            68,000             2,433
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $89,322)                                                122,069
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $89,322)                                                122,069
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                  985,727               986
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $986)                                                       986
                                                                 ---------------

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SECURITIES LENDING COLLATERAL--8.8%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                          941,842   $           942
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)             9,889,087             9,889
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $10,831)                                                 10,831
                                                                 ---------------
TOTAL INVESTMENTS--109.0%
(IDENTIFIED COST $101,139)                                               133,886(1)
Other assets and liabilities, net--(9.0)%                                (11,065)
                                                                 ---------------
NET ASSETS--100.0%                                               $       122,821
                                                                 ===============

ADR  American Depositary Receipt.

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                           VIRTUS GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 12/31/10 +

United States                                   89%
Canada                                           4
Bermuda                                          2
Brazil                                           2
Finland                                          2
Greece                                           1
                                               ---
Total                                          100%
                                               ---

+    % of total investments as of December 31, 2010

 The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                      $122,069         $122,069       $     --
   Securities Lending Collateral        10,831            9,889            942
   Short-Term Investments                  986              986             --
                                      --------         --------       --------
Total Investments                     $133,886         $132,944       $    942
                                      --------         --------       --------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                            VIRTUS MID-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--96.4%
CONSUMER DISCRETIONARY--11.7%
Choice Hotels International, Inc.                          745   $            29
John Wiley & Sons, Inc. Class A                            890                40
Ross Stores, Inc.                                          470                30
                                                                 ---------------
                                                                              99
                                                                 ---------------
CONSUMER STAPLES--9.6%
Brown-Forman Corp. Class B(3)                              370                26
Church & Dwight Co., Inc.                                  490                34
SYSCO Corp.                                                720                21
                                                                 ---------------
                                                                              81
                                                                 ---------------
ENERGY--3.3%
Dresser-Rand Group, Inc.(2)                                665                28
                                                                 ---------------
FINANCIALS--15.9%
Brown & Brown, Inc.                                      1,540                37
Federated Investors, Inc. Class B(3)                     1,405                36
Realty Income Corp.                                        700                24
T. Rowe Price Group, Inc.                                  570                37
                                                                 ---------------
                                                                             134
                                                                 ---------------
HEALTH CARE--12.1%
Bard (C.R.), Inc.                                          440                41
DENTSPLY International, Inc.                               760                26
Waters Corp.(2)                                            455                35
                                                                 ---------------
                                                                             102
                                                                 ---------------
INDUSTRIALS--20.6%
Copart, Inc.(2)                                            880                33
Equifax, Inc.                                            1,085                38
Expeditors International of Washington, Inc.               240                13
Graco, Inc.                                                665                26
Jacobs Engineering Group, Inc.(2)                          565                26
Robinson (C.H.) Worldwide, Inc.                            110                 9
Rockwell Collins, Inc.                                     495                29
                                                                 ---------------
                                                                             174
                                                                 ---------------
INFORMATION TECHNOLOGY--15.1%
Adobe Systems, Inc.(2)                                     905                28
Dolby Laboratories, Inc. Class A(2)(3)                     180                12
Intuit, Inc.(2)                                            750                37
Microchip Technology, Inc.(3)                              740                25
Xilinx, Inc.(3)                                            845                25
                                                                 ---------------
                                                                             127
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--4.3%
Sigma-Aldrich Corp.                                        540   $            36
                                                                 ---------------
UTILITIES--3.8%
EQT Corp.                                                  720                32
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $644)                                                       813
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $644)                                                       813
                                                                 ---------------
SHORT-TERM INVESTMENTS--3.3%
MONEY MARKET MUTUAL FUNDS--3.3%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                   28,087                28
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28)                                                         28
                                                                 ---------------
SECURITIES LENDING COLLATERAL--15.1%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                           11,048                11
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)               116,004               116
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $127)                                                       127
                                                                 ---------------
TOTAL INVESTMENTS--114.8%
(IDENTIFIED COST $799)                                                       968(1)
Other assets and liabilities, net--(14.8)%                                  (125)
                                                                 ---------------
NET ASSETS--100.0%                                               $           843
                                                                 ===============

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                        $813             $813           $--
   Securities Lending Collateral         127              116            11
   Short-Term Investments                 28               28            --
                                        ----             ----           ---
Total Investments                       $968             $957           $11
                                        ----             ----           ---

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--18.0%
Advance Auto Parts, Inc.                                14,300   $           946
Aeropostale, Inc.(2)                                    49,050             1,209
Autoliv, Inc.(3)                                        13,000             1,026
Chipotle Mexican Grill, Inc. Class A(2)                  8,800             1,871
Coach, Inc.                                             34,900             1,930
Family Dollar Stores, Inc.                              14,100               701
Lear Corp.(2)                                           19,300             1,905
Life Time Fitness, Inc.(2)(3)                           23,700               971
Panera Bread Co. Class A(2)                             11,500             1,164
Ross Stores, Inc.                                       30,100             1,904
Scripps Networks Interactive, Inc. Class A              20,100             1,040
Sotheby's Holdings, Inc. Class A                        30,100             1,355
TJX Cos., Inc.                                          14,460               642
                                                                 ---------------
                                                                          16,664
                                                                 ---------------
CONSUMER STAPLES--0.7%
Herbalife Ltd.                                          10,000               684
                                                                 ---------------
ENERGY--4.9%
Atwood Oceanics, Inc.(2)(3)                             27,400             1,024
Cimarex Energy Co.                                      15,900             1,407
Holly Corp.                                             36,000             1,468
Whiting Petroleum Corp.(2)                               5,700               668
                                                                 ---------------
                                                                           4,567
                                                                 ---------------
FINANCIALS--5.4%
Ameriprise Financial, Inc.                              14,300               823
Reinsurance Group of America, Inc.                      26,300             1,412
T. Rowe Price Group, Inc.                               15,400               994
Transatlantic Holdings, Inc.                            19,000               981
Validus Holdings Ltd.                                   25,900               793
                                                                 ---------------
                                                                           5,003
                                                                 ---------------
HEALTH CARE--15.4%
Alexion Pharmaceuticals, Inc.(2)                        23,900             1,925
Biogen Idec, Inc.(2)                                    12,500               838
Cephalon, Inc.(2)(3)                                    11,100               685
Community Health Systems, Inc.(2)                       21,200               792
Humana, Inc.(2)                                         14,590               799
Kinetic Concepts, Inc.(2)                               26,400             1,106
Medicis Pharmaceutical Corp. Class A                    16,300               437
Mednax, Inc.(2)                                         15,800             1,063
Myriad Genetics, Inc.(2)                                23,900               546

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Thoratec Corp.(2)                                       33,500   $           949
United Therapeutics Corp.(2)                            11,700               740
Valeant Pharmaceuticals International,
   Inc.(3)                                              37,075             1,049
Varian Medical Systems, Inc.(2)(3)                      17,300             1,198
Waters Corp.(2)                                         13,800             1,072
Watson Pharmaceuticals, Inc.(2)(3)                      21,500             1,110
                                                                 ---------------
                                                                          14,309
                                                                 ---------------
INDUSTRIALS--17.4%
CNH Global N.V.(3)                                      38,100             1,819
Dover Corp.                                             32,600             1,906
First Solar, Inc.(2)(3)                                  6,700               872
FTI Consulting, Inc.(2)                                 33,500             1,249
Goodrich Corp.(3)                                       12,200             1,074
IHS, Inc. Class A(2)                                    21,500             1,728
Joy Global, Inc.                                        12,900             1,119
Oshkosh Corp.(2)                                        30,600             1,078
SunPower Corp. Class A(2)(3)                            78,400             1,006
Textron, Inc.                                           43,300             1,024
Thomas & Betts Corp.(2)                                 37,500             1,811
Toro Co. (The)                                          23,800             1,467
                                                                 ---------------
                                                                          16,153
                                                                 ---------------
INFORMATION TECHNOLOGY--25.9%
Akamai Technologies, Inc.(2)(3)                         20,000               941
ANSYS, Inc.(2)                                          26,300             1,369
BMC Software, Inc.(2)                                   26,100             1,230
Dolby Laboratories, Inc. Class A(2)(3)                  20,100             1,341
F5 Networks, Inc.(2)(3)                                 11,300             1,471
FLIR Systems, Inc.(2)                                   37,300             1,110
Intuit, Inc.(2)                                         28,200             1,390
Lam Research Corp.(2)                                   37,800             1,957
Marvell Technology Group Ltd.(2)                        34,500               640
Micron Technology, Inc.(2)(3)                           83,000               666
NetApp, Inc.(2)                                         25,300             1,390
Novellus Systems, Inc.(2)                               47,100             1,522
Red Hat, Inc.(2)                                        32,300             1,475
Rovi Corp.(2)                                           16,700             1,036
SanDisk Corp.(2)                                        13,400               668
Solera Holdings, Inc.                                   14,700               754
Synopsys, Inc.(2)                                       44,500             1,198
Teradata Corp.(2)(3)                                    51,300             2,112
Teradyne, Inc.(2)(3)                                   126,800             1,780
                                                                 ---------------
                                                                          24,050
                                                                 ---------------

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--5.3%
Albemarle Corp.                                         14,100   $           787
Cliffs Natural Resources, Inc.                          17,600             1,373
Nalco Holding Co.                                       33,500             1,070
Walter Energy, Inc.(3)                                  13,400             1,713
                                                                 ---------------
                                                                           4,943
                                                                 ---------------
TELECOMMUNICATION SERVICES--4.6%
MetroPCS Communications, Inc.(2)                       138,700             1,752
NII Holdings, Inc.(2)                                   35,400             1,581
tw telecom, inc.(2)(3)                                  54,800               934
                                                                 ---------------
                                                                           4,267
                                                                 ---------------
UTILITIES--1.3%
UGI Corp.                                               36,900             1,166
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $68,260)                                                 91,806
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $68,260)                                                 91,806
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.3%
MONEY MARKET MUTUAL FUNDS--1.3%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                1,183,972             1,184
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,184)                                                   1,184
                                                                 ---------------
SECURITIES LENDING COLLATERAL--20.0%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                        1,616,442             1,616
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)            16,972,213            16,972
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $18,588)                                                 18,588
                                                                 ---------------
TOTAL INVESTMENTS--120.2%
(IDENTIFIED COST $88,032)                                                111,578(1)
Other assets and liabilities, net--(20.2)%                               (18,733)
                                                                 ---------------
NET ASSETS--100.0%                                               $        92,845
                                                                 ===============

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                      $ 91,806         $ 91,806       $     --
   Securities Lending Collateral        18,588           16,972          1,616
   Short-Term Investments                1,184            1,184             --
                                      --------         --------       --------
Total Investments                     $111,578         $109,962       $  1,616
                                      --------         --------       --------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--97.8%
CONSUMER DISCRETIONARY--18.0%
Big Lots, Inc.(2)                                         454,400   $     13,841
Fortune Brands, Inc.                                      238,100         14,345
Home Depot, Inc. (The)                                    238,250          8,353
Penney (J.C.) Co., Inc.(3)                                576,650         18,632
TJX Cos., Inc.                                            291,850         12,955
                                                                    ------------
                                                                          68,126
                                                                    ------------
CONSUMER STAPLES--15.2%
Del Monte Foods Co.                                       790,500         14,861
Koninklijke Ahold NV Sponsored ADR                      1,018,400         13,433
Safeway, Inc.(3)                                          647,490         14,562
Sara Lee Corp.(3)                                         834,680         14,615
                                                                    ------------
                                                                          57,471
                                                                    ------------
ENERGY--12.4%
Devon Energy Corp.                                        178,140         13,986
El Paso Corp.                                           1,163,450         16,009
Williams Cos., Inc. (The)                                 674,000         16,661
                                                                    ------------
                                                                          46,656
                                                                    ------------
INDUSTRIALS--21.6%
Con-way, Inc.(3)                                          237,400          8,682
Masco Corp.(3)                                            730,380          9,247
Owens Corning, Inc.(2)                                    343,450         10,698
Raytheon Co.                                              187,300          8,679
Republic Services, Inc.                                   463,652         13,845
Thomas & Betts Corp.(2)                                   246,140         11,889
USG Corp.(2)(3)                                           360,860          6,073
Waste Management, Inc.(3)                                 342,150         12,615
                                                                    ------------
                                                                          81,728
                                                                    ------------
MATERIALS--18.9%
Ball Corp.                                                176,700         12,025
Crown Holdings, Inc.(2)                                   521,250         17,399
Dow Chemical Co. (The)                                    320,750         10,950
FMC Corp.                                                  98,210          7,846
Owens-Illinois, Inc.(2)                                   506,610         15,553
Packaging Corp. of America                                296,150          7,653
                                                                    ------------
                                                                          71,426
                                                                    ------------
UTILITIES--11.7%
Dominion Resources, Inc.                                  300,850         12,852
Duke Energy Corp.                                         476,234          8,482
GenOn Energy, Inc.(2)                                   2,215,977          8,443

                                                        SHARES          VALUE
                                                     ------------   ------------
UTILITIES--(CONTINUED)
ONEOK, Inc.(3)                                            262,850   $     14,580
                                                                    ------------
                                                                          44,357
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $317,529)                                               369,764
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $317,529)                                               369,764
                                                                    ------------
SHORT-TERM INVESTMENTS--2.2%
MONEY MARKET MUTUAL FUNDS--2.2%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                   8,467,644          8,468
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,468)                                                   8,468
                                                                    ------------
SECURITIES LENDING COLLATERAL--14.9%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                           4,895,065          4,895
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)               51,396,876         51,397
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $56,292)                                                 56,292
                                                                    ------------
TOTAL INVESTMENTS--114.9%
(IDENTIFIED COST $382,289)                                               434,524(1)
Other assets and liabilities, net--(14.9)%                               (56,282)
                                                                    ------------
NET ASSETS--100.0%                                                  $    378,242
                                                                    ============

ADR  American Depositary Receipt.

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                      $369,764         $369,764        $   --
   Securities Lending Collateral        56,292           51,397         4,895
   Short-Term Investments                8,468            8,468            --
                                      --------         --------        ------
Total Investments                     $434,524         $429,629        $4,895
                                      --------         --------        ------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                       VIRTUS QUALITY LARGE-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--11.4%
Genuine Parts Co.                                          28,300   $      1,453
Mattel, Inc.(2)                                            54,700          1,391
TJX Cos., Inc.(2)                                          30,600          1,358
VF Corp.(2)                                                14,000          1,207
                                                                    ------------
                                                                           5,409
                                                                    ------------
CONSUMER STAPLES--14.2%
Clorox Co. (The)                                           20,300          1,285
Coca-Cola Co. (The)                                        18,300          1,204
Heinz (H.J.) Co.                                           25,500          1,261
Kimberly-Clark Corp.                                       23,500          1,481
SYSCO Corp.                                                50,700          1,490
                                                                    ------------
                                                                           6,721
                                                                    ------------
ENERGY--11.8%
Apache Corp.(2)                                             9,600          1,145
Exxon Mobil Corp.                                          19,600          1,433
National Oilwell Varco, Inc.                               26,700          1,795
Schlumberger Ltd.(2)                                       14,100          1,177
                                                                    ------------
                                                                           5,550
                                                                    ------------
FINANCIALS--21.1%
Bank of New York Mellon Corp. (The)                        52,200          1,576
Franklin Resources, Inc.                                    9,800          1,090
JPMorgan Chase & Co.                                       44,000          1,867
MetLife, Inc.                                              31,500          1,400
PNC Financial Services Group, Inc.                         34,700          2,107
Travelers Cos., Inc. (The)                                 34,200          1,905
                                                                    ------------
                                                                           9,945
                                                                    ------------
HEALTH CARE--9.9%
Becton, Dickinson & Co.                                    20,200          1,707
Johnson & Johnson                                          23,400          1,447
Medtronic, Inc.                                            40,700          1,510
                                                                    ------------
                                                                           4,664
                                                                    ------------
INDUSTRIALS--10.3%
3M Co.                                                     20,400          1,761
General Dynamics Corp.                                     24,300          1,724
Union Pacific Corp.                                        14,800          1,371
                                                                    ------------
                                                                           4,856
                                                                    ------------
INFORMATION TECHNOLOGY--11.7%
Microchip Technology, Inc.(2)                              35,000          1,198

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--(CONTINUED)
Microsoft Corp.                                            78,800   $      2,200
Western Union Co. (The)                                   114,500          2,126
                                                                    ------------
                                                                           5,524
                                                                    ------------
MATERIALS--5.5%
Barrick Gold Corp.                                         21,700          1,154
Nucor Corp.(2)                                             32,700          1,433
                                                                    ------------
                                                                           2,587
                                                                    ------------
UTILITIES--3.0%
AGL Resources, Inc.(2)                                     40,000          1,434
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $38,958)                                                 46,690
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $38,958)                                                 46,690
                                                                    ------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                     451,210            451
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $451)                                                       451
                                                                    ------------
SECURITIES LENDING COLLATERAL--14.3%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(3)                                             584,568            585
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(3)                6,137,809          6,138
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $6,723)                                                   6,723
                                                                    ------------
TOTAL INVESTMENTS--114.2%
(IDENTIFIED COST $46,132)                                                 53,864(1)
Other assets and liabilities, net--(14.2)%                                (6,704)
                                                                    ------------
NET ASSETS--100.0%                                                  $     47,160
                                                                    ============

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                       $46,690         $46,690          $ --
   Securities Lending Collateral         6,723           6,138           585
   Short-Term Investments                  451             451            --
                                       -------         -------          ----
Total Investments                      $53,864         $53,279          $585
                                       -------         -------          ----

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--95.5%
CONSUMER DISCRETIONARY--12.0%
Hillenbrand, Inc.                                         251,000   $      5,223
John Wiley & Sons, Inc. Class A                           150,000          6,786
Matthews International Corp. Class A                      107,500          3,760
Tempur-Pedic International, Inc.(2)(3)                    359,900         14,418
                                                                    ------------
                                                                          30,187
                                                                    ------------
CONSUMER STAPLES--4.5%
WD-40 Co.                                                 280,000         11,279
                                                                    ------------
ENERGY--10.4%
CARBO Ceramics, Inc.                                      116,100         12,021
World Fuel Services Corp.                                 392,600         14,197
                                                                    ------------
                                                                          26,218
                                                                    ------------
FINANCIALS--22.8%
Ares Capital Corp.                                        583,600          9,618
Entertainment Properties Trust(3)                         154,800          7,159
Federated Investors, Inc. Class B(3)                      475,300         12,439
First Cash Financial Services, Inc.(2)                    403,800         12,514
Life Partners Holdings, Inc.(3)                           255,700          4,891
RLI Corp.(3)                                              123,200          6,477
Suffolk Bancorp(3)                                        172,700          4,262
                                                                    ------------
                                                                          57,360
                                                                    ------------
HEALTH CARE--8.5%
Landauer, Inc.                                            109,191          6,548
Owens & Minor, Inc.(3)                                    379,000         11,154
Young Innovations, Inc.                                   118,814          3,803
                                                                    ------------
                                                                          21,505
                                                                    ------------
INDUSTRIALS--21.3%
ABM Industries, Inc.                                      256,000          6,733
CLARCOR, Inc.(3)                                          218,000          9,350
Graco, Inc.(3)                                            274,400         10,825
Landstar System, Inc.                                     284,800         11,660
Lincoln Electric Holdings, Inc.                           170,000         11,096
McGrath RentCorp                                          156,700          4,108
                                                                    ------------
                                                                          53,772
                                                                    ------------
INFORMATION TECHNOLOGY--13.3%
Cass Information Systems, Inc.(3)                         164,326          6,235
Computer Services, Inc.                                   238,667          6,050
Jack Henry & Associates, Inc.(3)                          352,200         10,267

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--(CONTINUED)
Syntel, Inc.                                              229,031   $     10,945
                                                                    ------------
                                                                          33,497
                                                                    ------------
MATERIALS--2.7%
Balchem Corp.                                             198,600          6,715
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $188,157)                                               240,533
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $188,157)                                               240,533
                                                                    ------------
SHORT-TERM INVESTMENTS--4.5%
MONEY MARKET MUTUAL FUNDS--4.5%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                  11,319,848         11,320
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,320)                                                 11,320
                                                                    ------------
SECURITIES LENDING COLLATERAL--15.7%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                           3,449,450          3,449
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)               36,218,313         36,218
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $39,667)                                                 39,667
                                                                    ------------
TOTAL INVESTMENTS--115.7%
(IDENTIFIED COST $239,144)                                               291,520(1)
Other assets and liabilities, net--(15.7)%                               (39,588)
                                                                    ------------
NET ASSETS--100.0%                                                  $    251,932
                                                                    ============

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                      $240,533         $240,533        $   --
   Securities Lending Collateral        39,667           36,218         3,449
   Short-Term Investments               11,320           11,320            --
                                      --------         --------        ------
Total Investments                     $291,520         $288,071        $3,449
                                      --------         --------        ------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                           VIRTUS SMALL-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--93.3%
CONSUMER DISCRETIONARY--12.2%
Pool Corp.                                                250,000   $      5,635
Steiner Leisure Ltd.(2)(3)                                111,800          5,221
Tempur-Pedic International, Inc.(2)                       153,400          6,145
                                                                    ------------
                                                                          17,001
                                                                    ------------
ENERGY--3.1%
CARBO Ceramics, Inc.                                       42,500          4,400
                                                                    ------------
FINANCIALS--14.8%
Brown & Brown, Inc.(3)                                    287,600          6,885
Cohen & Steers, Inc.                                      258,100          6,736
Federated Investors, Inc. Class B(3)                      268,700          7,032
                                                                    ------------
                                                                          20,653
                                                                    ------------
HEALTH CARE--13.0%
Abaxis, Inc.(2)                                           183,500          4,927
Computer Programs & Systems, Inc.                          81,700          3,827
Haemonetics Corp.(2)                                       73,000          4,612
Techne Corp.(3)                                            74,300          4,879
                                                                    ------------
                                                                          18,245
                                                                    ------------
INDUSTRIALS--27.2%
Advisory Board Co. (The)(2)                               106,300          5,063
Copart, Inc.(2)                                           170,000          6,350
Exponent, Inc.(2)                                         122,800          4,609
Forward Air Corp.                                         149,700          4,248
HEICO Corp. Class A                                        88,500          3,303
Lincoln Electric Holdings, Inc.                            85,800          5,600
RBC Bearings, Inc.(2)                                      78,900          3,083
Rollins, Inc.(3)                                          144,000          2,844
Roper Industries, Inc.                                     37,600          2,874
                                                                    ------------
                                                                          37,974
                                                                    ------------
INFORMATION TECHNOLOGY--20.8%
ANSYS, Inc.(2)(3)                                         132,700          6,910
Blackbaud, Inc.(3)                                        258,300          6,690
FactSet Research Systems, Inc.                             44,500          4,172
Hittite Microwave Corp.(2)                                 74,500          4,548
Jack Henry & Associates, Inc.                             230,500          6,719
                                                                    ------------
                                                                          29,039
                                                                    ------------
MATERIALS--2.2%
Aptargroup, Inc.                                           65,200          3,102
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $101,522)                                               130,414
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--93.3%
(IDENTIFIED COST $101,522)                                               130,414
                                                                    ------------
SHORT-TERM INVESTMENTS--11.2%
MONEY MARKET MUTUAL FUNDS--11.2%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                  15,656,011   $     15,656
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $15,656)                                                 15,656
                                                                    ------------
SECURITIES LENDING COLLATERAL--12.3%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                           1,488,708          1,489
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)               15,631,043         15,631
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $17,120)                                                 17,120
                                                                    ------------
TOTAL INVESTMENTS--116.8%
(IDENTIFIED COST $134,298)                                               163,190(1)
Other assets and liabilities, net--(16.8)%                               (23,479)
                                                                    ------------
NET ASSETS--100.0%                                                  $    139,711
                                                                    ============

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                      $130,414         $130,414        $   --
   Securities Lending Collateral        17,120           15,631         1,489
   Short-Term Investments               15,656           15,656            --
                                      --------         --------        ------
Total Investments                     $163,190         $161,701        $1,489
                                      --------         --------        ------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--12.8%
Aaron's, Inc.(3)                                       113,800   $         2,321
Morningstar, Inc.(3)                                    51,700             2,744
Pool Corp.                                             127,100             2,865
                                                                 ---------------
                                                                           7,930
                                                                 ---------------
CONSUMER STAPLES--4.2%
Hansen Natural Corp.(2)                                 49,600             2,593
                                                                 ---------------
FINANCIALS--5.2%
Cohen & Steers, Inc.                                   125,100             3,265
                                                                 ---------------
HEALTH CARE--30.6%
Abaxis, Inc.(2)                                        118,500             3,182
Bio-Reference Labs, Inc.(2)                            107,000             2,373
Immucor, Inc.(2)                                       137,000             2,717
Meridian Bioscience, Inc.(3)                           103,700             2,402
National Research Corp.                                 87,746             3,005
Quality Systems, Inc.(3)                                32,600             2,276
Techne Corp.(3)                                         47,000             3,086
                                                                 ---------------
                                                                          19,041
                                                                 ---------------
INDUSTRIALS--12.2%
Copart, Inc.(2)(3)                                      83,000             3,100
Heartland Express, Inc.                                 77,000             1,233
HEICO Corp. Class A                                     56,100             2,094
Omega Flex, Inc.(2)                                     69,400             1,148
                                                                 ---------------
                                                                           7,575
                                                                 ---------------
INFORMATION TECHNOLOGY--33.1%
ANSYS, Inc.(2)(3)                                       69,800             3,635
Blackbaud, Inc.                                        110,000             2,849
FactSet Research Systems, Inc.(3)                       21,800             2,044
FLIR Systems, Inc.(2)                                  103,500             3,079
Hittite Microwave Corp.(2)                              65,200             3,980
LoopNet, Inc.(2)                                       244,400             2,715
ScanSource, Inc.(2)                                     72,100             2,300
                                                                 ---------------
                                                                          20,602
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $52,190)                                                 61,006
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $52,190)                                                 61,006
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                1,276,573   $         1,277
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,277)                                                   1,277
                                                                 ---------------
SECURITIES LENDING COLLATERAL--20.7%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                        1,116,148             1,116
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)            11,719,261            11,719
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $12,835)                                                 12,835
                                                                 ---------------
TOTAL INVESTMENTS--120.9%
(IDENTIFIED COST $66,302)                                                 75,118(1)
Other assets and liabilities, net--(20.9)%                               (12,968)
                                                                 ---------------
NET ASSETS--100.0%                                               $        62,150
                                                                 ===============

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                          LEVEL 2
                                       TOTAL VALUE AT                   SIGNIFICANT
                                        DECEMBER 31,      LEVEL 1        OBSERVABLE
                                            2010        QUOTED PRICES      INPUTS
                                       --------------   -------------   -----------
Equity Securities:
   Common Stocks                           $61,006         $61,006         $   --
   Securities Lending Collateral            12,835          11,719          1,116
   Short-Term Investments                    1,277           1,277             --
                                           -------         -------         ------
Total Investments                          $75,118         $74,002         $1,116
                                           -------         -------         ------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--97.8%
CONSUMER DISCRETIONARY--10.6%
American Eagle Outfitters, Inc.                        353,365   $         5,170
Guess?, Inc.(3)                                         95,900             4,538
Lowe's Cos., Inc.                                      272,000             6,822
Mohawk Industries, Inc.(2)                              94,655             5,373
Panera Bread Co. Class A(2)                             45,250             4,580
Phillips-Van Heusen Corp.(3)                            96,015             6,050
Texas Roadhouse, Inc.(2)                               263,304             4,521
Williams-Sonoma, Inc.(3)                               122,600             4,375
Yum! Brands, Inc.                                      107,960             5,295
                                                                 ---------------
                                                                          46,724
                                                                 ---------------
CONSUMER STAPLES--6.5%
Herbalife Ltd.                                          85,291             5,832
Molson Coors Brewing Co. Class B                       101,680             5,103
PepsiCo, Inc.                                           93,025             6,077
Philip Morris International, Inc.                       98,480             5,764
Whole Foods Market, Inc.(2)(3)                         118,200             5,980
                                                                 ---------------
                                                                          28,756
                                                                 ---------------
ENERGY--11.5%
Brigham Exploration Co.(2)                             201,820             5,498
Cameron International Corp.(2)                         134,440             6,820
Halliburton Co.                                        188,970             7,716
National Oilwell Varco, Inc.                            91,775             6,172
Pioneer Natural Resources Co.(3)                        85,160             7,394
SM Energy Co.(3)                                       131,400             7,743
Weatherford International Ltd.(2)(3)                   408,655             9,317
                                                                 ---------------
                                                                          50,660
                                                                 ---------------
FINANCIALS--5.0%
Citigroup, Inc.(2)                                   1,479,960             7,000
Goldman Sachs Group, Inc. (The)                         33,890             5,699
PNC Financial Services Group, Inc.                      71,100             4,317
Richard Ellis (CB) Group, Inc. Class A(2)              237,600             4,866
                                                                 ---------------
                                                                          21,882
                                                                 ---------------
HEALTH CARE--9.9%
Abbott Laboratories                                    100,235             4,802
Agilent Technologies, Inc.(2)                          150,500             6,235
Alexion Pharmaceuticals, Inc.(2)                        66,020             5,318
Allergan, Inc.                                          86,230             5,921
Celgene Corp.(2)                                       117,890             6,972
Express Scripts, Inc.(2)                               102,100             5,519

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Stryker Corp.(3)                                        92,600   $         4,973
Warner Chilcott plc Class A                            163,850             3,696
                                                                 ---------------
                                                                          43,436
                                                                 ---------------
INDUSTRIALS--12.6%
ABB Ltd. Sponsored ADR                                 231,610             5,200
Atlas Air Worldwide Holdings, Inc.(2)                   41,300             2,306
Caterpillar, Inc.(3)                                    72,800             6,818
CLARCOR, Inc.                                          130,410             5,593
Emerson Electric Co.                                   129,150             7,384
Joy Global, Inc.                                        68,510             5,943
Manpower, Inc.                                          74,550             4,679
Owens Corning, Inc.(2)                                 200,400             6,242
Union Pacific Corp.                                     63,100             5,847
United Technologies Corp.                               69,955             5,507
                                                                 ---------------
                                                                          55,519
                                                                 ---------------
INFORMATION TECHNOLOGY--32.8%
Apple, Inc.(2)                                          42,280            13,638
Autodesk, Inc.(2)(3)                                   175,200             6,693
Blackboard, Inc.(2)                                    104,050             4,297
Broadcom Corp. Class A                                 119,795             5,217
Cisco Systems, Inc.(2)                                 445,050             9,003
Citrix Systems, Inc.(2)                                 63,500             4,344
Corning, Inc.                                          229,490             4,434
EMC Corp.(2)                                           353,420             8,093
Google, Inc. Class A(2)                                 20,025            11,894
International Business Machines Corp.                   41,900             6,149
Juniper Networks, Inc.(2)                              100,000             3,692
KLA-Tencor Corp.                                       157,550             6,088
Marvell Technology Group Ltd.(2)                       269,825             5,005
Microsoft Corp.                                        295,900             8,262
NetApp, Inc.(2)                                        105,730             5,811
NVIDIA Corp.(2)                                        291,080             4,483
Oracle Corp.                                           285,075             8,923
QUALCOMM, Inc.                                         169,870             8,407
SuccessFactors, Inc.(2)                                159,975             4,633
Symantec Corp.(2)                                      258,000             4,319
Teradata Corp.(2)                                      127,215             5,236
Western Union Co. (The)                                295,975             5,496
                                                                 ---------------
                                                                         144,117
                                                                 ---------------
MATERIALS--7.6%
Agrium, Inc.(3)                                         67,060             6,153
FMC Corp.                                               58,885             4,704

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
Freeport-McMoRan Copper & Gold, Inc.                    40,270   $         4,836
Huntsman Corp.                                         333,265             5,202
Monsanto Co.                                           100,790             7,019
Solutia, Inc.(2)                                       236,950             5,469
                                                                 ---------------
                                                                          33,383
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.3%
American Tower Corp. Class A(2)                        106,370             5,493
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $319,661)                                               429,970
                                                                 ---------------
EXCHANGE-TRADED FUNDS--2.2%
Consumer Staples Select Sector SPDR Fund               144,000             4,221
SPDR(R) S&P(R) Homebuilders ETF(3)                     318,600             5,540
                                                                 ---------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $9,360)                                                   9,761
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $329,021)                                               439,731
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                1,144,385             1,144
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,144)                                                   1,144
                                                                 ---------------
SECURITIES LENDING COLLATERAL--7.8%
BlackRock Institutional Money Market
   Trust (seven-day effective yield
   0.264%)(4)                                        3,001,305             3,001
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)(4)            31,512,905            31,513
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $34,514)                                                 34,514
                                                                 ---------------
TOTAL INVESTMENTS--108.1%
(IDENTIFIED COST $364,679)                                               475,389(1)
Other assets and liabilities, net--(8.1)%                                (35,429)
                                                                 ---------------
NET ASSETS--100.0%                                               $       439,960
                                                                 ===============

ABBREVIATIONS:

ADR  American Depositary Receipt.
ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt.

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 12/31/10 +

United States                          94%
Switzerland                             3
Bermuda                                 1
Canada                                  1
Ireland                                 1
                                      ---
Total                                 100%
                                      ---

+    % of total investments as of December 31, 2010

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

INVESTMENT IN SECURITIES:

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Equity Securities:
   Common Stocks                      $429,970         $429,970        $   --
   Exchange-Traded Funds                 9,761            9,761            --
   Securities Lending Collateral        34,514           31,513         3,001
   Short-Term Investments                1,144            1,144            --
                                      --------         --------        ------
Total Investments                     $475,389         $472,388        $3,001
                                      --------         --------        ------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

                         VIRTUS TACTICAL ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
U.S. GOVERNMENT SECURITIES--9.1%
U.S. Treasury Bond 3.500%, 2/15/39                   $      5,235   $      4,511
U.S. Treasury Note
   1.000%, 12/31/11                                         4,370          4,398
   2.625%, 6/30/14                                          1,735          1,816
   3.250%, 12/31/16                                         1,845          1,933
   2.625%, 8/15/20(5)                                       5,535          5,247
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,885)                                                 17,905
                                                                    ------------
MUNICIPAL BONDS--0.3%
CALIFORNIA--0.2%
Metropolitan Water District of Southern
   California Build America Bonds, Taxable
   Series A, 6.947%, 7/1/40                                    70             73
State of California, Build America Bonds
   7.600%, 11/1/40                                            295            307
                                                                    ------------
                                                                             380
                                                                    ------------
NEW JERSEY--0.1%
State Turnpike Authority, Build America
   Bonds, Taxable Series A, 7.102%, 1/1/41                     75             81
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $443)                                                       461
                                                                    ------------
MORTGAGE-BACKED SECURITIES--10.6%
AGENCY--7.9%
FHLMC 5.000%, 1/1/35                                        2,028          2,141
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                   102            105
   CH-2904 4.500%, 4/15/19                                    345            360
FNMA
   4.500%, 12/1/18                                            420            445
   4.000%, 7/1/19                                             367            383
   4.500%, 11/1/20                                            611            647
   6.000%, 11/1/31                                            158            174
   5.500%, 7/1/34                                           1,156          1,244
   6.000%, 11/1/34                                          2,888          3,167
   5.500%, 3/1/36                                           1,038          1,116
   6.500%, 7/1/37                                             753            838
   6.000%, 9/1/37                                             241            262
   6.000%, 2/1/38                                             177            193
   6.500%, 3/1/38                                           1,836          2,065

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
AGENCY--(CONTINUED)
   5.500%, 4/1/38                                    $        187   $        203
   6.000%, 11/1/38                                            772            840
   5.500%, 9/1/39                                             457            492
   4.500%, 9/1/40                                             646            669
FNMA REMICs 03-42, HC 4.500%, 12/25/17                        130            135
                                                                    ------------
                                                                          15,479
                                                                    ------------
NON-AGENCY--2.7%
Banc of America Commercial Mortgage, Inc.
   06-2, A3 5.712%, 5/10/45 (3)                               955          1,014
Bear Stearns Commercial Mortgage
   Securities 05-PWR9, A4B 4.943%, 9/11/42                    435            441
Commercial Mortgage Pass-Through
   Certificates 07-C9, A4 5.815%, 12/10/49 (3)                215            231
Credit Suisse Mortgage Capital Certificates
   06-C1, A3 5.539%, 2/15/39(3)                                45             47
   06-C5, A3 5.311%, 12/15/39                                 270            281
Morgan Stanley Capital I
   06-T23, A4 5.808%, 8/12/41(3)                              470            516
   07-T27, A4 5.648%, 6/11/42(3)                              485            527
   05-IQ10, A4B 5.284%, 9/15/42                               310            327
   06-IQ11, A4 5.730%, 10/15/42(3)                            760            834
Wachovia Bank Commercial Mortgage Trust
   06-C26, A3 6.011%, 6/15/45                                 830            901
   07-C32, A3 5.744%, 6/15/49(3)                              160            166
                                                                    ------------
                                                                           5,285
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,864)                                                 20,764
                                                                    ------------
ASSET-BACKED SECURITIES--0.1%
Associates Manufactured Housing
   Pass-Through-Certificate 97-2, A6
   7.075%, 3/15/28                                             87             88
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $87)                                                         88
                                                                    ------------
CORPORATE BONDS--16.0%
CONSUMER DISCRETIONARY--2.7%
Affinion Group, Inc. 144A 7.875%, 12/15/18 (4)                365            358
AMC Entertainment Holdings, Inc. 144A
   9.750%, 12/1/20 (4)                                        150            157
Avis Budget Car Rental LLC / Avis Budget
   Finance, Inc. 7.625%, 5/15/14                              101            104
Bon-Ton Stores, Inc. (The) 10.250%, 3/15/14                   115            118

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY--(CONTINUED)
Brown Shoe Co., Inc. 8.750%, 5/1/12                  $        265   $        271
Cablevision Systems Corp. 8.000%, 4/15/20                      30             32
Cequel Communications Holdings I LLC /
   Cequel Capital Corp. 144A 8.625%,
   11/15/17 (4)                                               120            126
Clear Channel Communications, Inc. 6.250%,
   3/15/11                                                    305            306
DineEquity, Inc. 144A 9.500%, 10/30/18 (4)                     50             53
Fortune Brands, Inc. 3.000%, 6/1/12                           360            365
NBC Universal, Inc.
   144A 2.100%, 4/1/14(4)                                     230            229
   144A 4.375%, 4/1/21(4)                                     230            223
Nebraska Book Co., Inc.
   10.000%, 12/1/11                                           345            345
   8.625%, 3/15/12(5)                                          40             35
Payless Shoesource, Inc. 8.250%, 8/1/13                       570            583
Peninsula Gaming LLC 10.750%, 8/15/17                         140            152
Royal Caribbean Cruises Ltd.
   8.750%, 2/2/11                                             205            207
   7.250%, 6/15/16                                            150            162
Scientific Games International, Inc.
   9.250%, 6/15/19                                            210            218
Time Warner Cable, Inc. 5.000%, 2/1/20                        375            386
UCI Holdco, Inc. PIK 9.250%, 12/15/13                         271            272
Unitymedia Hessen GmbH & Co. KG /
   Unitymedia NRW GmbH 144A 8.125%,
   12/1/17 (4)                                                180            189
Univision Communications, Inc. 144A
   7.875%, 11/1/20 (4)                                         60             63
WMG Holdings Corp. 9.500%, 12/15/14(3)                        305            294
                                                                    ------------
                                                                           5,248
                                                                    ------------
CONSUMER STAPLES--1.2%
Altria Group, Inc. 9.250%, 8/6/19                             495            646
Anheuser-Busch Inbev Worldwide, Inc.
   3.000%, 10/15/12                                           355            366
Beverages & More, Inc. 144A 9.625%,
   10/1/14 (4)                                                265            273
C&S Group Enterprises LLC 144A 8.375%,
   5/1/17 (4)(5)                                              100             96
Delhaize Group SA 6.500%, 6/15/17                             415            470
Kraft Foods, Inc.
   2.625%, 5/8/13                                             130            134
   6.125%, 2/1/18                                             215            246
Rite Aid Corp. 6.875%, 8/15/13                                 45             41
                                                                    ------------
                                                                           2,272
                                                                    ------------

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
ENERGY--1.1%
Aquilex Holdings LLC / Aquilex Finance
   Corp. 11.125%, 12/15/16                           $        205   $        209
El Paso Pipeline Partners Operating Co.
   LLC 4.100%, 11/15/15                                       280            278
Kinder Morgan Finance Co. LLC
   5.700%, 1/5/16                                             290            295
   144A 6.000%, 1/15/18(4)                                    175            173
Linn Energy LLC / Linn Energy Finance
   Corp. 144A 7.750%, 2/1/21 (4)                               65             67
Petroleos Mexicanos 4.875%, 3/15/15                           245            258
Petropower I Funding Trust 144A 7.360%,
   2/15/14 (4)                                                672            680
Plains All American Pipeline LP / Plains
   All American Finance Corp. 4.250%,
   9/1/12                                                      80             83
Rowan Cos., Inc. 7.875%, 8/1/19                               140            162
                                                                    ------------
                                                                           2,205
                                                                    ------------
FINANCIALS--7.7%
AFLAC, Inc. 6.450%, 8/15/40                                   110            113
Ally Financial, Inc. 0.000%, 6/15/15                          280            207
American Express Co. 7.250%, 5/20/14                          390            444
Bank of America Corp.
   5.750%, 8/15/16                                            390            398
   5.625%, 7/1/20                                             340            347
Barclays Bank plc
   Series 1, 5.000%, 9/22/16                                  345            365
   5.140%, 10/14/20                                           430            387
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18              295            350
Capital One
   Financial Corp. 7.375%, 5/23/14                            410            467
   Capital VI 8.875%, 5/15/40(7)                              150            156
Citigroup, Inc.
   5.000%, 9/15/14                                            305            316
   4.875%, 5/7/15                                             200            204
CNA Financial Corp. 5.875%, 8/15/20                           145            144
Credit Suisse New York 5.000%, 5/15/13                        295            317
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)               148            168
Developers Diversified Realty Corp.
   7.875%, 9/1/20                                             130            146
Duke Realty LP 5.950%, 2/15/17                                390            406
E*Trade Financial Corp.
   7.375%, 9/15/13                                            100            100
   7.875%, 12/1/15                                             80             80

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
Ford Motor Credit Co. LLC 5.625%, 9/15/15            $        185           $192
General Electric Capital Corp.
   2.800%, 1/8/13                                             550            562
   4.375%, 9/16/20                                            355            349
Goldman Sachs Group, Inc. (The)
   3.700%, 8/1/15                                             110            112
   6.000%, 6/15/20                                            255            276
HSBC Bank USA 4.875%, 8/24/20                                 250            249
Icahn Enterprises LP / Icahn Enterprises
   Finance Corp. 8.000%, 1/15/18                              290            291
International Lease Finance Corp.
   144A 8.625%, 9/15/15(4)                                     30             32
   144A 8.750%, 3/15/17(4)                                    130            140
JPMorgan Chase & Co.
   5.125%, 9/15/14                                            340            362
   3.700%, 1/20/15                                            235            243
Landry's Holdings, Inc. 144A 11.500%,
   6/1/14 (4)                                                 190            187
Macquarie Group Ltd. 144A 7.300%, 8/1/14 (4)                  300            328
MetLife, Inc. 2.375%, 2/6/14                                  175            176
Metropolitan Life Global Funding I 144A
   2.875%, 9/17/12 (4)                                        480            492
Morgan Stanley
   6.000%, 4/28/15                                            390            422
   6.625%, 4/1/18                                             395            428
PNC Funding Corp. 5.125%, 2/8/20                              215            224
Protective Life Secured Trust 4.000%,
   4/1/11                                                     550            555
Prudential Financial, Inc. 3.625%, 9/17/12                    570            592
Rabobank Nederland NV
   2.125%, 10/13/15                                           415            401
   144A 11.000%, 6/29/49(3)(4)                                400            517
Regions Financial Corp.
   0.473%, 6/26/12(3)                                         865            818
   4.875%, 4/26/13                                            255            249
   5.750%, 6/15/15                                            255            250
Royal Bank of Scotland plc (The)
   3.950%, 9/21/15                                            215            211
   5.625%, 8/24/20                                            370            368
SunTrust Banks, Inc. 5.250%, 11/5/12                          435            458
Teachers Insurance & Annuity Association
   of America 144A 6.850%, 12/16/39 (4)                       195            228
Ventas Realty LP/Ventas Capital Corp.
   3.125%, 11/30/15                                            35             34

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--(CONTINUED)
Wachovia Bank NA 5.000%, 8/15/15                     $        220   $        235
                                                                    ------------
                                                                          15,096
                                                                    ------------
HEALTH CARE--0.2%
Boston Scientific Corp. 6.000%, 1/15/20                       140            146
US Oncology, Inc. 9.125%, 8/15/17                             225            279
                                                                    ------------
                                                                             425
                                                                    ------------
INDUSTRIALS--0.5%
AWAS Aviation Capital Ltd. 144A 7.000%,
   10/15/16 (4)                                                85             85
Cenveo Corp. 7.875%, 12/1/13(5)                               320            307
Corrections Corp. of America 7.750%, 6/1/17                   170            181
DynCorp International, Inc. 144A 10.375%,
   7/1/17 (4)                                                  60             62
Hutchison Whampoa International Ltd. 144A
   5.750%, 9/11/19 (4)                                        165            177
Travelport LLC 9.875%, 9/1/14                                 150            147
                                                                    ------------
                                                                             959
                                                                    ------------
INFORMATION TECHNOLOGY--0.6%
Corning, Inc. 4.250%, 8/15/20                                 140            138
Fiserv, Inc. 6.125%, 11/20/12                                 220            238
Freescale Semiconductor, Inc. 8.875%,
   12/15/14                                                   295            310
Intuit, Inc. 5.750%, 3/15/17                                   70             76
Lender Processing Services, Inc. 8.125%,
   7/1/16                                                     125            129
Sanmina-SCI Corp. 144A 3.052%, 6/15/14 (3)(4)                 370            352
                                                                    ------------
                                                                           1,243
                                                                    ------------
MATERIALS--0.8%
AEP Industries, Inc. 7.875%, 3/15/13                          330            330
Ball Corp. 6.750%, 9/15/20                                     85             90
Boise Paper Holdings LLC / Boise Finance
   Co. 8.000%, 4/1/20                                         140            150
Corp Nacional del Cobre de Chile 144A
   3.750%, 11/4/20 (4)                                        100             95
Dow Chemical Co. (The)
   5.900%, 2/15/15                                            360            399
   4.250%, 11/15/20                                           145            139
Holcim U.S. Finance S.A.R.L. & Cie S.C.S
   144A 6.000%, 12/30/19 (4)                                  195            202
Huntsman International LLC 8.625%, 3/15/20                     40             44
Solutia, Inc. 7.875%, 3/15/20                                  85             91
                                                                    ------------
                                                                           1,540
                                                                    ------------

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--0.9%
Cincinnati Bell, Inc. 8.375%, 10/15/20               $        205   $        197
Clearwire Communications LLC / Clearwire
   Finance, Inc. 144A 12.000%, 12/1/17 (4)                     35             36
GCI, Inc. 8.625%, 11/15/19                                    170            185
Global Crossing Ltd. 12.000%, 9/15/15                         165            187
Nextel Communications, Inc. Series C
   5.950%, 3/15/14                                            295            291
NII Capital Corp. 8.875%, 12/15/19                            290            314
Telcordia Technologies, Inc. 144A 11.000%,
   5/1/18 (4)                                                 300            303
Virgin Media Finance plc 8.375%, 10/15/19                     165            181
Windstream Corp.
   8.125%, 9/1/18                                              45             48
   7.000%, 3/15/19                                            120            119
                                                                    ------------
                                                                           1,861
                                                                    ------------
UTILITIES--0.3%
Calpine Corp.
   144A 7.875%, 7/31/20(4)                                     50             51
   144A 7.500%, 2/15/21(4)                                    130            129
CMS Energy Corp. 6.250%, 2/1/20                               245            251
FirstEnergy Solutions Corp. 6.050%, 8/15/21                   160            164
                                                                    ------------
                                                                             595
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $30,278)                                                 31,444
                                                                    ------------
LOAN AGREEMENTS(3)--1.5%
CONSUMER DISCRETIONARY--0.3%
KAR Holdings, Inc. Tranche 3.020%, 10/21/13                   469            468
Transtar Industries, Inc. Tranche,
   10.750%, 12/21/17                                          150            148
                                                                    ------------
                                                                             616
                                                                    ------------
CONSUMER STAPLES--0.2%
Roundy's Supermarkets, Inc. Tranche
   10.000%, 4/16/16                                           450            458
                                                                    ------------
FINANCIALS--0.2%
AGFS Funding Co. Tranche, 7.250%, 4/21/15                     265            269
                                                                    ------------
INDUSTRIALS--0.5%
RGIS Services LLC
   Tranche B, 2.803%, 4/30/14                                 381            362
   Tranche  DD, 2.803%, 4/30/14                                19             18

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
INDUSTRIALS--(CONTINUED)
TransDigm Group Tranche 5.000%, 12/6/16              $        250   $        253
Vertrue, Inc./ Velo Acquisition, Inc.
   Tranche, 3.310%, 8/16/14                                   425            364
                                                                    ------------
                                                                             997
                                                                    ------------
INFORMATION TECHNOLOGY--0.2%
Reynolds Group Holdings, Inc. Tranche D,
   6.500%, 5/5/16                                             375            380
                                                                    ------------
TELECOMMUNICATION SERVICES--0.1%
Level 3 Communications, Inc. Tranche A,
   2.539%, 3/13/14                                            275            261
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $2,948)                                                   2,981
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
PREFERRED STOCK--0.4%
FINANCIALS--0.4%
Citigroup Capital XIII 7.875%, 10/30/40(3)                  7,000            188
ING Capital Funding Trust III, 8.439%(3)                    4,750            438
JPMorgan Chase & Co. Series 1, 7.90%(3)                   189,000            201
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $791)                                                       827
                                                                    ------------
COMMON STOCKS--61.3%
CONSUMER DISCRETIONARY--7.0%
AutoZone, Inc.(2)                                           9,000          2,453
Best Buy Co., Inc.                                         68,000          2,332
Comcast Corp. Class A                                     110,000          2,417
Darden Restaurants, Inc.                                   47,000          2,183
Lululemon Athletica, Inc.(2)                               33,000          2,258
McDonald's Corp.(5)                                        28,000          2,149
                                                                    ------------
                                                                          13,792
                                                                    ------------
CONSUMER STAPLES--2.4%
Altria Group, Inc.                                         94,000          2,314
PepsiCo, Inc.                                              36,000          2,352
                                                                    ------------
                                                                           4,666
                                                                    ------------
ENERGY--11.6%
Chesapeake Energy Corp.                                   104,000          2,695
Chevron Corp.                                              28,000          2,555
ConocoPhillips                                             37,000          2,520

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
ENERGY--(CONTINUED)
El Paso Corp.                                             170,000   $      2,339
Halliburton Co.                                            61,000          2,491
Massey Energy Co.(5)                                       46,000          2,468
Occidental Petroleum Corp.                                 26,000          2,550
Petroleo Brasileiro SA ADR                                 72,000          2,724
Williams Cos., Inc. (The)                                  97,000          2,398
                                                                    ------------
                                                                          22,740
                                                                    ------------
FINANCIALS--5.1%
Bank of America Corp.                                     182,000          2,428
Citigroup, Inc.(2)                                        555,000          2,625
Goldman Sachs Group, Inc. (The)                            14,000          2,354
Hudson City Bancorp, Inc.                                 199,000          2,535
                                                                    ------------
                                                                           9,942
                                                                    ------------
HEALTH CARE--3.5%
Biogen Idec, Inc.(2)                                       36,000          2,414
Gilead Sciences, Inc.(2)                                   59,000          2,138
UnitedHealth Group, Inc.                                   64,000          2,311
                                                                    ------------
                                                                           6,863
                                                                    ------------
INDUSTRIALS--8.2%
Alaska Air Group, Inc.(2)                                  43,000          2,438
Caterpillar, Inc.                                          27,000          2,529
DryShips, Inc.(2)(5)                                      378,000          2,079
Foster Wheeler AG(2)                                       68,000          2,347
L-3 Communications Holdings, Inc.                          33,000          2,326
Union Pacific Corp.                                        26,000          2,409
United Continental Holdings, Inc.(2)(5)                    81,000          1,930
                                                                    ------------
                                                                          16,058
                                                                    ------------
INFORMATION TECHNOLOGY--14.4%
Amkor Technology, Inc.(2)(5)                              349,000          2,579
Cisco Systems, Inc.(2)                                    119,000          2,407
Corning, Inc.                                             125,000          2,415
Hewlett-Packard Co.                                        52,000          2,189
Intel Corp.                                               109,000          2,292
International Business Machines Corp.                      16,000          2,348
Microsoft Corp.                                            91,000          2,541
Nokia Oyj Sponsored ADR(5)                                238,000          2,456
QUALCOMM, Inc.                                             49,000          2,425
Research In Motion Ltd.(2)                                 37,000          2,151
SanDisk Corp.(2)                                           48,000          2,393
Visa, Inc. Class A(5)                                      30,000          2,112
                                                                    ------------
                                                                          28,308
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
MATERIALS--7.8%
Alcoa, Inc.                                               176,000   $      2,709
Du Pont (E.I.) de Nemours & Co.(5)                         48,000          2,394
Freeport-McMoRan Copper & Gold, Inc.                       23,000          2,762
Monsanto Co.                                               38,000          2,647
Nucor Corp.                                                55,000          2,410
Potash Corp. of Saskatchewan, Inc.                         16,000          2,477
                                                                    ------------
                                                                          15,399
                                                                    ------------
TELECOMMUNICATION SERVICES--1.3%
Verizon Communications, Inc.                               70,000          2,505
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $90,476)                                                120,273
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $162,772)                                               194,743
                                                                    ------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
BlackRock Liquidity Funds TempFund
   Portfolio - Institutional Shares
   (seven-day effective yield 0.170%)                   1,376,154          1,376
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,376)                                                   1,376
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL--8.2%
BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.264%)
   0.264%, 1/3/11(6)                                    1,407,656          1,408
BlackRock Liquidity Funds TempCash
   Portfolio - Institutional Shares
   (seven-day effective yield 0.176%)
   0.176%, 1/3/11(6)                                   14,780,012         14,780
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $16,188)                                                 16,188
                                                                    ------------
TOTAL INVESTMENTS--108.2%
(IDENTIFIED COST $180,336)                                               212,307(1)
Other Assets and Liabilities--(8.2)%                                     (16,069)
                                                                    ------------
NET ASSETS--100.0%                                                  $    196,238
                                                                    ============

ABBREVIATIONS:

ADR   American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
PIK   Payment-in-Kind Security

                         VIRTUS TACTICAL ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

REMIC Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at December 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2010.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to a value of $6,271 or 3.2% of net assets.

(5)  All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

(7)  Interest payments may be deferred.

                         VIRTUS TACTICAL ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 12/31/10 +

United States                                   92%
Canada                                           2
Bermuda                                          1
Brazil                                           1
Finland                                          1
Greece                                           1
United Kingdom                                   1
Other                                            1
                                               ---
Total                                          100%
                                               ---

+    % of total investments as of December 31, 2010

Virtus Tactical Allocation Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                      LEVEL 2
                                   TOTAL VALUE AT                   SIGNIFICANT
                                    DECEMBER 31,       LEVEL 1       OBSERVABLE
                                        2010        QUOTED PRICES      INPUTS
                                   --------------   -------------   -----------
Debt Securities:
   Asset-Backed Securities            $     88         $     --       $    88
   Corporate Bonds                      31,444               --        31,444
   Loan Agreements                       2,981               --         2,981
   Mortgage-Backed Securities           20,764               --        20,764
   Municipal Bonds                         461               --           461
   U.S. Government Securities           17,905               --        17,905
Equity Securities:
   Common Stocks                       120,273          120,273            --
   Preferred Stock                         827               --           827
   Securities Lending Collateral        16,188           14,780         1,408
   Short-Term Investments                1,376            1,376            --
                                      --------         --------       -------
Total Investments                     $212,307         $136,429       $75,878
                                      --------         --------       -------

There are no Level 3 (significant unobservable inputs) priced securities.


1 | The accompanying notes are an integral part of the Schedule of Investments.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A.  SECURITY VALUATION

Security Valuation procedures for the funds have been approved by the Board of Trustees. All valuation committee internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally

  Other information regarding each Fund is available in the Fund's most recent
                             Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily include investments of the Fund by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by PFPC for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2010, the following funds had securities on loan (reported in thousands):

                                     Market      Cash
                                     Value    Collateral
                                    -------   ----------
Balanced Fund                       $31,776     $33,543
Growth & Income Fund                 10,294      10,831
Mid-Cap Core Fund                       123         127
Mid-Cap Growth Fund                  17,775      18,588
Mid-Cap Value Fund                   53,810      56,292
Quality Large-Cap Value Fund          6,428       6,723
Quality Small-Cap Fund               38,180      39,667
Small-Cap Core Fund                  16,416      17,120
Small-Cap Sustainable Growth Fund    12,322      12,835
Strategic Growth Fund                33,355      34,514
Tactical Allocation Fund             15,433      16,188

  Other information regarding each Fund is available in the Fund's most recent
                             Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2--FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                               Net Unrealized
                                     Federal    Unrealized      Unrealized      Appreciation
Fund                                Tax Cost   Appreciation   (Depreciation)   (Depreciation
----                                --------   ------------   --------------   --------------
Balanced Fund                       $569,967     $110,978        ($7,815)         $103,163
Growth & Income Fund                 101,433       35,258         (2,805)           32,453
Mid-Cap Core Fund                        799          169                              169
Mid-Cap Growth Fund                   88,033       24,108           (563)           23,545
Mid-Cap Value Fund                   382,932       89,482        (37,890)           51,592
Quality Large-Cap Value Fund          46,159        7,705                            7,705
Quality Small-Cap Fund               239,182       53,760         (1,422)           52,338
Small-Cap Core Fund                  134,304       28,915            (29)           28,886
Small-Cap Sustainable Growth Fund     66,302        9,144           (328)            8,816
Strategic Growth Fund                366,098      111,186         (1,895)          109,291
Tactical Allocation Fund             181,072       33,465         (2,230)           31,235

NOTE 3--RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 4--SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments ("N-Q") were available for filing, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

  Other information regarding each Fund is available in the Fund's most recent
                             Report to Shareholders

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust


By (Signature and Title)* /s/ George R. Aylward
                          -----------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          -----------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date February 25, 2011


By (Signature and Title)* /s/ W. Patrick Bradley
                          -----------------------------------------------
                          W. Patrick Bradley, Chief Financial Officer and Treasurer
                          (principal financial officer)

Date February 25, 2011

* Print the name and title of each signing officer under his or her signature.